SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.SUBSEQUENT EVENTS

Banking Environment

Silicon Valley Bank (“SVB”) was closed on March 10, 2023 by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. At the time of closing, the Company did not maintain any of its cash and cash equivalents with SVB. The Company maintains cash balances at its physical locations, which are not currently insured, and with various U.S. banks and credit unions with balances in excess of the Federal Deposit Insurance Corporation and National Credit Union Share Insurance Fund limits, respectively. The Company does not believe it will be impacted by the closure of SVB and will continue to monitor the situation as it evolves.

Senior Secured Credit Agreement Amendment

As of the date of the issuance of these financial statements, the Company entered into an amendment to the Credit Agreement by which the Senior Secured Lender waived the violations and agreed to extend the DSCR covenant for each fiscal quarter beginning on June 30, 2023. In connection with the amendment to the Credit Agreement, the Company will pay an amount equal to 2% of the aggregate principal amount of the loan outstanding on August 1, 2023.

Acquisition of Turlock

On April 21, 2023, the Company completed the acquisition of NHC Turlock, LLC, a California retail dispensary, through GHG-NHC Turlock Inc., a wholly-owned subsidiary of the Company. Pursuant to the terms of the merger agreement, calculation and payment of consideration for the acquisition of NHC Turlock will occur at the end of its sixth full quarter of operations (“Turlock Earnout Date”), at twenty-four times its annualized EBITDA in that quarter (“Turlock Contingent Consideration”) offset by the amount owed by the seller of NHC Turlock to the Company under a note receivable. The Turlock Contingent Consideration is comprised of 80% in deferred Equity Shares and 20% in long-term debt. The deferred Equity Shares payable are to be issued upon the earlier of: 1) the Turlock Earnout Date or 2) April 21, 2025. The fair value of the deferred Equity Shares payable is to be determined using the volume-weighted average price (VWAP) for the day immediately preceding the date of issuance. The long-term debt portion of the Turlock Contingent Consideration will be in the form of an unsecured, subordinated promissory note bearing interest of 8% annually and maturing after the four-year anniversary of the closing date.

As of the date of acquisition, the fair value of the Turlock Contingent Consideration was determined to be nil based on the Company’s forecasts of future EBITDA, and as a result, the total consideration was estimated to be the balance of the note receivable of $1,578,428. The Company recorded $250,000 in inventory and $1,328,428 of intangible assets for NHC Turlock’s cannabis license and assumed the lease related to this entity. The Company analyzed the transaction under ASC 805 “Business Combination” and determined that it did not meet the criteria of a business and accounted for this transaction as an asset acquisition.

Issuance of Series C and D Preferred Shares

Subsequent to December 31, 2022, the Company through its subsidiary, GH Group, closed on a private placement financing of 300 GH Group Series C Preferred Shares with an aggregate face value of $300,000. In conjunction with these transactions, the Company issued 60,000 Company warrants. The warrants have an exercise price of $5.00 per warrant which expire in August 2027. The Company recorded the fair value of the Series C Preferred Shares in the amount of $215,826, which is net of the value allocated to the newly issued warrants of $84,174. The Series C Preferred Shares are accounted for as mezzanine non-controlling Interest as the Series C Preferred Shares redemption feature is not in the sole control of the Company. The Series C Preferred Shares were accreted by accrued but unpaid dividends and were therefore adjusted to their redemption value as of December 31, 2023 with an adjustment of $84,174.

During the year ended December 31, 2023, the Company issued 1,300,006 Equity Shares in relief of the shares payable as contractually required. Accordingly, the Company reclassified $4,446,000 of shares payable to equity.

26.SUBSEQUENT EVENTS (Continued)

During the year ended December 31, 2023, the Company through its subsidiary, GH Group, closed on a private placement financing of 15,000 GH Group Series D Preferred Shares with an aggregate face value of $15,000,000. In conjunction with these transactions, the Company issued 3,000,000 Company warrants. The warrants have an exercise price of $6.00 per warrant which expire in August 2028. The Company recorded the fair value of the Series D Preferred Shares in the amount of $6,974,262, which is net of the value allocated to the newly issued warrants of $5,709,193. The Series D Preferred Shares are accounted for as mezzanine non-controlling Interest as the Series D Preferred Shares redemption feature is not in the sole control of the Company.

ATES Enterprises, LLC Lease Settlement

On November 2, 2023, GH Group entered into a settlement agreement and general release with respect to a lawsuit that was filed on August 16, 2023, against ATES Enterprises, LLC (“ATES”), a former subsidiary of the GH Group, concerning a breach of contract and breach of personal guaranty relating to a lease for certain real property located at 2040-2050 W. 16th Street in Long Beach, California. While GH Group was not a party to the lease and ATES was previously divested by GH Group, GH Group maintained certain indemnity obligations related to the lease. In the lawsuit, the landlords were claiming over $750,000 in damages. GH Group ultimately agreed to pay the landlords $400,000 to settle the case. During December 31, 2023, the Company accrued the $400,000 settlement which has been paid in full as of December 31, 2023.

Catalyst

During 2023, the Company became the plaintiff in litigation in the Central District Superior Court of the County of Los Angeles against Elliot Lewis (“Lewis”), Damian Martin (“Martin”), South Cord Holdings LLC (“SCH”), and South Cord Management LLC (“SCM”) (collectively, “Catalyst Defendants”) following various public, false, and defamatory statements by Lewis and Martin, co-founders of SCM and SCH, that the Company is the “largest black marketeer” of cannabis in the history of the United States, only 25% of the Company’s cultivated cannabis is sold through legal channels, and therefore 70-80% is sold illegally, and that the Company is engaging in illicit conduct to avoid taxes. The Company continues to vigorously pursue its defamation claims and otherwise assert its rights with respect to the outrageous and defamatory statements of the Catalyst Defendants.

The Company also became the defendant in litigation in the Central District Superior Court of the County of Los Angeles filed by 562 Discount Med, Inc. (“Discount Med”), an affiliate of SCH and SCM. Discount Med has asserted claims against the Company for violation of California Business & Professions Code Section 17200 et seq., California’s Unfair Competition Law. Discount Med similarly alleged, like the Catalyst Defendants, that the Company is the “largest black marketeer” of cannabis in California and has purposefully structured its business to profit from the illicit market. The Company has denied all such allegations and asserted affirmative defenses.

Element 7

On September 19, 2023, Element 7, APB and GH Group entered into a Settlement and General Mutual Release Agreement (the “Element 7 Settlement”), where Element 7 agreed to pay GH Group $2,865,000 to settle the Element 7 Proceeding; provided, that if Element 7 pays GH Group $1,865,250 by December 15, 2023, then Element 7 shall be entitled to a credit of $999,750 towards the $2,865,000 payment. In addition, Element 7 would retain ownership of its retail licenses.

On March 6, 2024, the Superior Court of Los Angeles entered into a Final Judgment and Order against Element 7 for the amount of $2,865,000 in favor of GH Group.

Other

On January 30, 2024, the Company announced that it has begun cultivation in its newly retrofitted Greenhouse 5 at the SoCal Facility.

On February 8, 2024, the Company announced that John Pérez has stepped down from the Board due to increasing commitments with his current employer.

On February 23, 2024, the Company entered into Amendment Number Five to Credit Agreement, Waiver, and Consent with the Senior Secured Lender to among other things approve of the Series C and D Offerings and to amend the Credit Agreement to change the Minimum EBITDA requirement to have an annualized EBITDA of $20 million for the fiscal quarter period ending December 31, 2023, a LTM EBITDA of $20 million for the fiscal quarter period ending March 31, 2024 and June 30, 2024, and a LTM EBITDA of $22.5 million for each month ending on July 31, 2024 and for each month ending thereafter.